Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Accrued payroll and welfare	224,618	302,117
Payable for advertisement	122,211	254,872
Balance of users’ virtual accounts	92,228	112,488
Other tax payables	61,529	99,964
Accrued professional services and rental fee	23,041	38,415
VAT payable	10,040	9,208
Others	37,666	29,646

Total	571,333	846,710